Supplemental Information on Oil and Natural Gas Exploration and Production Activities (Unaudited)	12 Months Ended
Dec. 31, 2015
Extractive Industries [Abstract]
Supplemental Information on Oil and Natural Gas Exploration and Production Activities (Unaudited)

17. Supplemental Information on Oil and Natural Gas Exploration and Production Activities (unaudited)

Capitalized Costs

The following table presents the Company’s aggregate capitalized costs relating to oil and gas activities at the end of the periods indicated:

December 31,	2015	2014
Oil and natural gas properties:
Proved properties and equipment	$577,764,738	$489,472,814
Unproved properties	70,298,349	65,725,668
Capitalized asset retirement cost	6,927,207	6,481,752

Less:
Accumulated depletion and amortization	(133,080,366)	(75,122,695)
Property impairment	(33,810,331)	(5,478,264)

Total	$488,099,597	$481,079,275

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development

Years ended December 31,	2015	2014
Property acquisition costs:
Unproved properties	$7,327,635	$12,247,000
Proved properties	1,395,862	58,731,282
Exploration costs	—	—
Development costs	85,458,433	164,180,576

Total costs incurred	$94,181,930	235,158,858

Results of Operations

The following table sets for the results of operations from oil and gas producing activities for the years ended December 31, 2015 and 2014.

Years ended December 31,	2015	2014
Oil and gas producing activities:
Oil sales	$70,739,269	$104,233,379
Natural gas sales	6,823,019	7,589,599
Natural gas liquids sales	1,928,068	3,803,582
Lease operating and gas gathering	(17,860,216)	(16,631,611)
Production, ad valorem and severance taxes	(4,981,826)	(7,123,332)
Accretion of asset retirement obligations	(214,335)	(201,076)
Depreciation, depletion and amortization	(58,827,705)	(40,521,546)
Property impairment	(28,622,961)	(5,478,264)

Results of operations from oil and gas producing activities	$(31,016,687)	$45,670,731

Depletion rate per BOE	$25.16	$24.78

Crude Oil and Natural Gas Reserves

Net Proved Reserve Summary

The reserve information presented below is based upon estimates of net proved oil and gas reserves that were prepared by the independent petroleum engineering firms of W.D. Von Gonten & Co. for the evaluation of the Company’s Eagle Ford Shale properties and LaRoche Petroleum Consultants, Ltd. for the evaluation of the Company’s conventional assets. All of the Company’s reserves are located in the United States.

Proved oil and gas reserves are those quantities of oil and gas, which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible in future years from known reservoirs under existing economic conditions, operating methods and governmental regulations (i.e. prices and costs of the date the estimate is made). The project to extract the hydrocarbons must have commenced or the interest owner must be reasonably certain that it will commence within a reasonable period of time.

Reservoir engineering, which is the process of estimating quantities of crude oil and natural gas reserves, is complex, requiring significant decisions in the evaluation of all available geological, geophysical, engineering and economic data for each reservoir. These estimates are dependent upon many variables, and changes occur as knowledge of these variables evolves. Therefore, these estimate are inherently imprecise, and are subject to considerable upward or downward adjustments. Actual production, revenues and expenditures with respect to reserves will likely vary from estimates, and such variances could be material. In addition, reserve estimates for properties which have not yet been drilled, or properties with a limited production history may be less reliable than estimates for properties with longer production histories.

The following information table sets forth changes in estimated net proved developed crude oil and natural gas reserves for the years ended December 31, 2015 and 2014.

	Oil (BBL)	NGLs (BBL)	Gas (MCF)	BOE(1)
Net proved reserves
Reserves at December 31, 2013	13,483,483	1,841,457	17,373,143	18,220,463
New discoveries and extensions	2,462,295	321,301	2,528,029	3,204,934
Purchase of reserves in place	9,648,101	484,493	3,655,020	10,741,764
Reserves sold	(252,200)	—	(5,632)	(253,139)
Revisions of prior year estimates	(532,522)	551,078	4,106,883	703,038
Production	(1,198,279)	(154,215)	(1,689,029)	(1,633,999)

Reserves at December 31, 2014	23,610,878	3,044,114	25,968,414	30,983,061

New discoveries & extensions	6,575,775	4,281,649	34,155,539	16,550,014
Purchase of reserves in place	1,541,828	297,634	2,344,083	2,230,142
Reserves sold	—	—	—	—
Revisions of prior year estimates	(6,637,821)	(146,113)	(2,562,392)	(7,210,998)
Production	(1,539,505)	(322,808)	(2,923,787)	(2,349,611)

Reserves at December 31, 2015	23,551,155	7,154,476	56,981,857	40,202,608

Proved Developed Reserves:
December 31, 2013	6,195,280	638,632	8,287,574	8,215,173
December 31, 2014	9,184,925	1,211,551	11,990,723	12,394,930
December 31, 2015	8,357,772	2,020,216	17,534,695	13,300,438

Proved Undeveloped Reserves:
December 31, 2013	7,288,203	1,202,825	9,085,569	10,005,290
December 31, 2014	14,425,953	1,832,563	13,977,691	18,588,131
December 31, 2015	15,193,383	5,134,260	39,447,162	26,902,170

(1)	BOE (barrels of oil equivalent) is calculated by converting 6 MCF of natural gas to 1 BBL of oil. A BBL (barrel) of oil is one stock tank barrel, or 42 U.S. gallons liquid volume, of crude oil or other liquid hydrocarbons.

Standardized Measure of Discounted Future Net Cash Flows

Certain information concerning the assumptions used in computing the valuation of proved reserves and their inherent limitations are discussed below. The Company believes that such information is essential for a proper understanding and assessment of the data presented.

For the years ended December 31, 2015 and 2014, calculations were made using average prices of $50.28 and $94.99 per barrel of crude oil, respectively, and $2.59 and $4.35 per MCF of natural gas, respectively. Prices and costs are held constant for the life of the wells; however, prices are adjusted by well in accordance with sales contracts, energy content quality, transportation, compression and gathering fees, and regional price differentials.

These assumptions used to compute the standardized measure are those prescribed by the FASB and the SEC, and do not necessarily reflect the Company’s expectations of the actual net cash flow to be derived from those reserves, nor the present worth of the properties. Further, actual future net cash flows will be affected by factors such as the amount and timing of actual production, supply and demand for crude oil and natural gas, and changes in governmental regulations and tax rates. Sales prices of both crude oil and natural gas have fluctuated significantly in recent years.

Future development and production costs are computed by estimating the expenditures to be incurred in developing and producing the proved crude oil and natural gas reserves at the end of the year, based on year-end costs and assuming continuation of existing economic conditions.

A 10% annual discount rate is used to reflect the timing of the future net cash flows relating to proved reserves.

The standardized measure of discounted future net cash flows as of December 31, 2015 and 2014 were as follows:

December 31,	2015	2014
Future cash flows	$1,363,349,591	$2,389,844,493
Future costs
Production	(456,088,889)	(649,398,768)
Development	(289,026,333)	(320,222,400)

Future inflows before income tax	618,234,369	1,420,223,325
Future income taxes	(66,565,870)	(353,602,580)

Future net cash flows	551,668,499	1,066,620,745
10% annual discount for estimated timing of cash flows	(283,242,412)	(517,581,023)

Standardized measure of discounted future net cash flows	$268,426,087	$549,039,722

Changes in the Standardized Measure of Discounted Future Net Cash flows Relating to Proved Crude Oil and Nature Gas Reserves were as follows for the years indicated:

December 31,	2015	2014
Standardized measure at beginning of year	$549,039,722	$302,771,526
Extensions and discoveries and improved recovery net of future production and development costs	74,142,661	88,919,601
Purchase of minerals in place	11,519,608	270,331,369
Accretion of discount	70,582,116	41,871,778
Net change in sales price, net of production costs	(501,189,743)	(38,540,796)
Changes in estimated future development costs	56,188,859	(9,274,717)
Changes of production rates (timing) and other	125,681,828	12,731,855
Revisions of quantity estimates	(191,356,505)	18,066,206
Net change in income taxes	130,906,060	(40,835,170)
Sales net of production costs	(57,088,519)	(91,571,228)
Sales of minerals in place	—	(5,430,702)

Net increase (decrease)	(280,613,635)	246,268,196

Standardized measure at end of year	$268,426,087	$549,039,722